Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Intangible assets, Useful Life	50 years	50 years
Non-patented technology [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Intangible assets, Useful Life	10 years	10 years